Investments in affiliates	12 Months Ended
Mar. 31, 2013
Investments in affiliates

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

As of March 31, 2012 and 2013, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”). DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

As of March 31, 2012 and 2013, DOCOMO held approximately 15% of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines. PLDT is a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares for ¥52,213 million from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% common equity interest for ¥98,943 million in the market. Furthermore, DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease DOCOMO’s interest in PLDT. As a result, DOCOMO and NTT Com held approximately 15% and 6%, respectively, of PLDT’s outstanding common shares. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 20% of the total outstanding common shares of PLDT.

In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com. As DOCOMO obtained the ability to exercise significant influence over PLDT, DOCOMO has accounted for the investment by applying the equity method from the date of the initial acquisition of PLDT shares.

In June 2011, the Supreme Court of the Philippines promulgated a decision, in which the Court held that non-voting preferred shares should not be included in the computation of the Filipino-alien equity requirement of public utilities companies. This tentative decision was upheld and finalized in October 2012. In the Philippines, there is a restriction on a foreign ownership which limits foreign ownership to 40%. This Supreme Court decision increased the foreign ownership percentage of PLDT in excess of 40% limit.

In October 2012, PLDT issued additional voting preferred stocks in order to dilute the foreign ownership interest in PLDT to less than the 40% limit and as a result, DOCOMO’s voting interest in PLDT decreased to approximately 9% from 15%. At this time, the guidelines of foreign ownership requirements were not clearly finalized yet, and therefore there was uncertainty about the foreign ownership requirements.

As a result, DOCOMO determined it no longer has the ability to exercise significant influence over PLDT during the three-month period ended December 31, 2012 and discontinued the application of the equity method of accounting for the investment in PLDT and also reclassified the investment in PLDT from “Investments in affiliates” to “Marketable securities and other investments” as available-for-sale securities. Information regarding “Marketable securities and other investments” is disclosed in Note 6.

DOCOMO’s carrying amount of its investment in PLDT and the aggregate market price of the PLDT shares owned by DOCOMO was ¥108,582 million and ¥162,411 million as of March 31, 2012, respectively.

In May 2013, the Securities and Exchange Commission in the Philippines announced the memorandum to clarify the guideline of foreign ownership requirements. Accordingly, DOCOMO has comprehensively reviewed the facts such as approximately 9% of the voting interest of PLDT, the board representation, and other circumstances, and DOCOMO will reinstate accounting for its investment in PLDT using the equity method beginning April 1, 2013. DOCOMO’s consolidated financial statements for the year ended March 31, 2013 have not been adjusted because the impact to retrospectively apply the equity method of accounting for the investment in PLDT for the three-month period ended March 31, 2013 is not material to these annual consolidated financial statements.

Tata Teleservices Limited—

As of March 31, 2012 and 2013, DOCOMO held approximately 27% of the outstanding common shares of Tata Teleservices Limited (“TTSL”).

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired TTSL’s outstanding common shares for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 27%.

DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recorded a ¥6,813 million impairment charge related to its investment in TTSL for the fiscal year ended March 31, 2013.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary. As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the year ended March 31, 2012, and the impact of impairment charges on DOCOMO’s results of operations or financial position was inconsequential. DOCOMO determined that there were other-than-temporary declines in values, of certain investments including TTSL and recorded impairment charges aggregating ¥16,636 million, net of deferred income taxes of ¥9,277 million, for the fiscal year ended March 31, 2013. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying consolidated statements of income. DOCOMO believes that the estimated fair values of each of its investments in affiliates as of March 31, 2013 are equal to or exceed the related carrying values on an individual basis.

All of the equity method investees are privately held companies as of March 31, 2013.

DOCOMO’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥14,531 million, ¥22,208 million and ¥30,311 million, as of March 31, 2011, 2012 and 2013, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the accompanying consolidated balance sheets as of March 31, 2012 and 2013 was greater by ¥323,097 million and ¥159,064 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

The following represents summarized financial information for DOCOMO’s investments in equity method investees.

	Millions of yen
	2012
	TTSL	Others
Balance sheet information
Current assets	¥95,851	¥1,149,820
Non-current assets	432,082	1,029,096
Current liabilities	201,243	940,243
Long-term liabilities	304,393	519,818
Equity	22,297	718,855

Redeemable preferred stock	1,233	—
Noncontrolling interests	20,084	7,821

	Millions of yen
	2012
	TTSL	Others
Operating information
Operating revenues	¥198,554	¥754,101
Operating income (loss)	(47,794)	138,245
Income (loss) from continuing operations	(95,813)	90,448
Net income (loss)	(95,813)	90,448
Net income (loss) attributable to shareholders’ of the affiliated companies	(89,460)	92,939

	Millions of yen
	2013
	TTSL	Others
Balance sheet information
Current assets	¥81,659	¥1,033,019
Non-current assets	453,207	489,555
Current liabilities	198,503	706,921
Long-term liabilities	388,539	337,157
Equity	(52,176)	478,496

Redeemable preferred stock	1,325	—
Noncontrolling interests	20,057	155

	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥732,678
Operating income (loss)	(33,477)	143,324
Income (loss) from continuing operations	(72,301)	121,714
Net income (loss)	(72,301)	121,714
Net income (loss) attributable to shareholders’ of the affiliated companies	(70,858)	104,883